1996 ANNUAL REPORT

IDS International Fund
(prospectus enclosed)

(Icon of) three flags

The goal of IDS International Fund, Inc. is long-term growth of capital. The Fund invests primarily in common stocks and securities convertible into common stocks of foreign issuers.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by
American Express
Financial Advisors Inc.

PAGE 2
(Icon of) three flags

A world of opportunity

There's a new recognition among investors that the stock market extends beyond Wall Street. Opportunity abounds in other markets, from Tokyo, London and Frankfurt to Singapore, Mexico and Hong Kong. Ignoring these opportunities may mean missing out on tremendous world economic growth in the years ahead. International Fund focuses on finding the markets that offer the greatest current potential to investors. With about two-thirds of the world's stock market value currently based outside of the United States, American investors now have an even greater opportunity to diversify their portfolios beyond our boundaries.
PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of the Fund                         7
Long-term performance                               8
Independent auditors' report                        9
Financial statements                               10
Notes to financial statements                      13
Investments in securities                          29
IDS mutual funds                                   35
Federal income tax information                     39

1996 prospectus

The Fund in brief                                   3p
Goal                                                3p
Investment policies and risks                       3p
Manager and distributor                             3p
Portfolio manager                                   3p
Alternative purchase arrangements                   4p

Sales charge and Fund expenses                      5p

Performance                                         7p
Financial highlights                                7p
Total returns                                       9p

Investment policies and risks                      11p
Facts about investments and their risks            12p
Alternative investment option                      16p
Valuing Fund shares                                16p

How to purchase, exchange or redeem shares         17p
Alternative purchase arrangements                  17p
How to purchase shares                             20p
How to exchange shares                             23p
How to redeem shares                               23p
Reductions and waivers of the sales charge         28p

Special shareholder services                       33p
Services                                           33p
Quick telephone reference                          33p




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PAGE 4
Distributions and taxes                            34p
Dividend and capital gain distributions            34p
Reinvestments                                      35p
Taxes                                              36p
How to determine the correct TIN                   38p

How the Fund is organized                          39p
Shares                                             39p
Voting rights                                      39p
Shareholder meetings                               39p
Board members and officers                         39p
Investment manager                                 41p
Administrator and transfer agent                   42p
Distributor                                        43p

About American Express Financial Corporation       45p
General information                                45p

Appendix                                           46p
Descriptions of derivative instruments             46p

PAGE 5
To our shareholders

(Photo of) William R. Pearce
President of the Fund

(Photo of) Paul Hopkins
Portfolio manager

From the president

If you're an experienced investor, you know that the past year or two has been a generally strong period for financial assets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines-whether they're brief or long-lasting, moderate or substantial-are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager

IDS International Fund took advantage of upturns in several foreign stock markets during the past fiscal year, November 1995 through October 1996. For the past 12 months, the Fund's total return on Class A was 9.9%, which includes a capital gain of $0.14 that was paid to shareholders in December 1995 and reduced the Fund's net asset value by the same amount at that time.

Although they experienced some volatility, particularly last summer, foreign stock markets as a whole exhibited more consistent performance than they have in recent years. Reflecting that trend, the Fund recorded gains in 10 of the past 12 months.

Gains continue
into the spring

Most of the Fund's progress was made in the first several months of the fiscal year, as it recorded a gain well into double digits by the end of April. In May, the Japanese market, the portfolio's largest investment exposure and 36% of the international index, declined as a result of profit-taking. The situation was compounded by a drop in the value of the yen versus the dollar, which further reduced returns to U.S. investors who held Japanese stocks.

Still, the Fund managed to generate positive overall performance until July, when concerns about rising interest rates in the U.S. spread to several foreign markets, driving down prices, especially in Southeast Asia. The Fund soon rebounded, though, registering gains in August and September.

Japan remains
largest exposure

Although it was less than that of the international index, the Fund's exposure to the Japanese market remained its largest single country investment. The next biggest exposures were the United Kingdom (about 13-15%) and France (about 6-8%), which gave us positive, but less impressive, results. Although they are not in the index, the Fund's holdings in the "emerging" markets of Latin America, such as Brazil, were sometimes stellar performers.

Looking to the current fiscal year, the investment fundamentals have improved for most regions of the world: interest rates have come down; currency values appear to have bottomed out; and the inventory cycle has been completed in the major European economies. In Japan, the economy is growing at a reasonably good pace and interest rates have stabilized. And in Latin America, economic growth remains strong. In light of the latter point, this past fall I added to the Fund's holdings in Mexico. In sum, I believe the overall environment is as promising as at any time in the past few years.

Paul Hopkins

Class A
12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1996       $10.65
Oct. 31, 1995       $ 9.97
Increase            $ 0.68

Distributions
Nov. 1, 1995-Oct. 31, 1996
From income         $ 0.15
From capital gains  $ 0.14
Total distributions $ 0.29
Total return*        +9.9%**

Class B
12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1996       $10.58
Oct. 31, 1995       $ 9.92
Increase            $ 0.66

Distributions
Nov. 1, 1995-Oct. 31, 1996
From income         $ 0.10
From capital gains  $ 0.14
Total distributions $ 0.24
Total return*       + 9.1%**

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PAGE 7
Class Y
12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1996       $10.67
Oct. 31, 1995       $ 9.98
Increase            $ 0.69

Distributions
Nov. 1, 1995-Oct. 31, 1996
From income         $ 0.17
From capital gains  $ 0.14
Total distributions $ 0.31
Total return*       +10.1%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.
PAGE 8

IDS International Fund, Inc.

The Fund's ten largest holdings
(Pie chart) The ten holdings listed here make up 17.18% of the Fund's net assets
_______________________________________________________________________________________________________

                                                                 Percent                         Value
                                                   (of Fund's net assets)         (as of Oct. 31, 1996)
_______________________________________________________________________________________________________
Ente Nazionale Idrocarburi Spa (Italy)                                2.90%                 $40,519,603
A state owned Gas and Oil company in Italy.

NEC(Japan)                                                            2.06                   28,759,938
Operates with a synergistic business concept of "C & C", the integration of computers and communications. These operations comprise three product categories: Communication Systems and
Equipment, Computers and Industrial Electronic Systems and
Electron Devices.

TDK (Japan)                                                           1.77                   24,648,364
A leading producer of audio and video tapes and electronic parts.

Sandoz (Switzerland)                                                  1.72                   24,041,772
Through its subsidiaries, this holding company's operations are structured around five divisions: pharmaceuticals (50%), nutrition
(26%), seeds (6%),agro (10%) and MBT, formerly the construction and environment division (8%).

Denso (Japan)                                                         1.63                   22,806,940
This company and its subsidiaries form the NatWest Group, provides an extensive range of banking and financial services through offices and branches in the United Kingdom and overseas.

Matsushita Electric Inds (Japan)                                      1.49                   20,786,294
One of the world's leading producers of electronic and electric products. Most of Matsushita group's products are marketed under several trade names, including "Panasonic," "National," "Technics,"
"Quasar," "Victor" and "JVC."

Granada Group (United Kingdom)                                        1.45                   20,240,002
The company and its subsidiaries are engaged in renting and
retailing electronics, providing computer services, the television industry, leisure services and providing services to businesses.

Nomura Securities (Japan)                                             1.42                   19,836,415
A company engaged in the dealing, brokerage, underwriting and distribution of securities. Through its subsidiaries, this
company provides financial services to businesses.

Mitsui Fudosan (Japan)                                                1.38                   19,200,526
Engaged in many areas of real estate management. This company is also engaged in mortgage financing and consulting services and in the operation of an indoor water park and indoor ski dome.

Credit Commercial de France (France)                                  1.36                   19,021,555
This is the parent company of a banking group primarily engaged in retail banking, investment banking, asset management and
international private banking.

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

PAGE 9
Making the most of the Fund

Average annual total return
(as of Oct. 31, 1996)

           1 year     Since inception    5 years       10 years
Class A    +4.39%                 --%     +6.63%         +7.61%
Class B*   +5.06%             +10.26%        --%            --%
Class Y*  +10.08%             +13.59%        --%            --%
*Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A reflect the effect of the maximum 5% sales charge and figures for Class B reflect the applicable contingent deferred sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

PAGE 10
(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

PAGE 11
The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

[Blank space]






Average annual total return
(as of Oct. 31, 1996)

           1 year     Since inception    5 years       10 years
Class A    +4.39%                 --%     +6.63%         +7.61%
Class B*   +5.06%             +10.26%        --%            --%
Class Y*  +10.08%             +13.59%        --%            --%
*Inception date was March 20, 1995.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the MSCI World Index and the Lipper International Fund Index. In comparing International Fund to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Assumes: Holding period from 11/1/86 to 10/31/96. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $8,683. Also see "Performance" in the Fund's current prospectus.

PAGE 12
The Morgan Stanley Capital International World Index (MSCI World
Index), compiled from a composite of over 1,500 companies listed on the stock exchanges of North America, Europe, Australia, New
Zealand and the Far East, is widely recognized by investors as the measurement index for portfolios of global securities.

Lipper International Fund Index, published by Lipper Analytical
Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

PAGE 13
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

PAGE 14
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

PAGE 15
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns
PAGE 16
IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 17
IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

PAGE 18
IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE 19
Federal income tax information

IDS International Fund, Inc.
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS International Fund, Inc.
Fiscal year ended Oct. 31, 1996

Class A
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 29, 1995                                $0.15064

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 29, 1995                                $0.14279

Total distributions                          $0.29343

Class B
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 29, 1995                                $0.09396

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 29, 1995                                $0.14279

Total distributions                          $0.23675

Class Y
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 29, 1995                                $0.16403

PAGE 20
Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 29, 1995                                $0.14279

Total distributions                          $0.30682

PAGE 21
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS International Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 22
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report and
                                         prospectus are placed
                                         in a blue strip at the
                                         top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report and prospectus.        parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.

5)  Graph omission.                  5)  The graph on page 8 of the
                                         printed report and page 11
                                         of the electronic
                                         document, was
                                         unintentionally omitted.